Income taxes - Summary of the deductible temporary differences, operating loss carryforwards and tax credit carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 247,701	¥ 131,442
Operating loss carryforwards	1,484,949	1,465,002
Tax credit carryforwards	¥ 13,247	¥ 12,139